SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 2,645,825	$ 2,596,563
Adjustment for foreign exchange	(12,297)	(8,833)
Reclassification		60,378
Additions	307,936	49,743
Disposals	(2,162,968)	(52,026)
Property and equipment, cost, ending balance	778,496	2,645,825
Depreciation, beginning balance	(2,172,313)	(1,376,842)
Adjustment for foreign exchange	8,376	6,400
Charge for the period	(263,407)	(817,597)
Disposal	2,075,157	15,726
Depreciation, ending balance	(352,187)	(2,172,313)
Depreciation, net book value	426,309	473,512
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	24,747	74,300
Adjustment for foreign exchange	(107)	(1,037)
Reclassification
Additions
Disposals	(12,989)	(48,516)
Property and equipment, cost, ending balance	11,651	24,747
Depreciation, beginning balance	(13,092)	(16,733)
Adjustment for foreign exchange	81	276
Charge for the period	(2,782)	(6,062)
Disposal	6,278	9,427
Depreciation, ending balance	(9,515)	(13,092)
Depreciation, net book value	2,136	11,655
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	436,339	376,027
Adjustment for foreign exchange	(5,169)	(2,338)
Reclassification		60,378
Additions	77,426	5,782
Disposals	(13,382)	(3,510)
Property and equipment, cost, ending balance	495,214	436,339
Depreciation, beginning balance	(211,523)	(126,394)
Adjustment for foreign exchange	4,159	897
Charge for the period	(94,828)	(88,462)
Disposal	13,382	2,436
Depreciation, ending balance	(288,810)	(211,523)
Depreciation, net book value	206,404	224,816
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	2,184,739	2,146,236
Adjustment for foreign exchange	(7,021)	(5,458)
Reclassification
Additions	230,510	43,961
Disposals	(2,136,597)
Property and equipment, cost, ending balance	271,631	2,184,739
Depreciation, beginning balance	(1,947,698)	(1,233,715)
Adjustment for foreign exchange	4,136	5,227
Charge for the period	(165,797)	(723,073)
Disposal	2,055,497	3,863
Depreciation, ending balance	(53,862)	(1,947,698)
Depreciation, net book value	$ 217,769	$ 237,041